Loans Receivable, Net (Financing Receivable Credit Quality Indicators) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment [Line Items]
Total	$ 444,920,095	$ 402,609,383
Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	83,965,416	81,255,167
Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	56,907,555	56,761,695
Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	28,086,686	26,777,893
Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	275,960,438	237,814,628
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	349,374,467	307,103,269
Pass [Member] | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	75,558,544	73,225,237
Pass [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	46,948,251	52,249,017
Pass [Member] | Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	22,670,318	23,396,550
Pass [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	204,197,354	158,232,465
Caution [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	60,631,520	60,079,686
Caution [Member] | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	3,369,776	2,352,536
Caution [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	6,899,912	1,862,340
Caution [Member] | Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	4,708,036	2,066,749
Caution [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	45,653,796	53,798,061
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	20,358,354	23,764,910
Special Mention [Member] | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	958,354	1,384,222
Special Mention [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	567,682	344,361
Special Mention [Member] | Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	339,533	767,048
Special Mention [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	18,492,785	21,269,279
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	14,555,754	11,661,518
Substandard [Member] | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	4,078,742	4,293,172
Substandard [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	2,491,710	2,305,977
Substandard [Member] | Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	368,799	547,546
Substandard [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	$ 7,616,503	$ 4,514,823